Investments - Schedule of Components of Investment Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Interest income	$ 14,146	$ 10,129	$ 9,512
Realized gains	3,287	517	5,952
Realized losses	(2,092)	(608)	(5,246)
Total investment income	$ 15,341	$ 10,038	$ 10,218